BORROWINGS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 Notes payable [Member] CNY	Dec. 31, 2013 Short-term bank borrowings guaranteed by a guarantee agent [Member] CNY	Dec. 31, 2014 Short-term bank borrowings CNY	Dec. 31, 2013 Short-term bank borrowings CNY	Dec. 31, 2014 Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang [Member] CNY	Dec. 31, 2013 Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang [Member] CNY
Short-term borrowings		300,397,309	109,157,440	84,157,440	25,000,000	250,397,309	0	50,000,000	0
Long-term borrowings, current portion		240,122,039	110,482,981
Subtotal	87,115,906	540,519,348	219,640,421
Long-term borrowings, non-current portion	114,952,272	713,232,869	375,726,271
Total		1,253,752,217	595,366,692